Related party transactions (Tables)	12 Months Ended
Jun. 30, 2020
Disclosure of transactions between related parties [abstract]
Schedule of transactions between associates and joint ventures
Transactions and balances with associates and joint ventures are set out in the table below:

	2020 £ million	2019 £ million	2018 £ million
Income statement items
Sales	9	9	10
Purchases	29	28	29
Balance sheet items
Group payables	2	12	3
Group receivables	1	2	2
Loans payable	6	6	6
Loans receivable	82	55	59
Cash flow items
Loans and equity contributions, net	47	32	37

Schedule of amounts incurred by entity for provision of key management personnel services

	2020 £ million	2019 £ million	2018 £ million
Salaries and short-term employee benefits	10	10	10
Annual incentive plan	—	10	10
Non-Executive Directors’ fees	1	1	1
Share-based payments(i)	(11)	20	15
Post employment benefits	2	3	2
Termination benefits(ii)	2	—	—
	4	44	38
(i)    Time-apportioned fair value of unvested options and share awards.
(ii) £1 million of the termination benefits disclosed for 2020 have been paid in the year ended 30 June 2020; a further £1 million will be paid in the year ending 30 June 2021.

Schedule of directors remuneration

	2020 £ million	2019 £ million	2018 £ million
Salaries and short-term employee benefits	2	2	2
Annual incentive plan	—	2	3
Non-Executive Directors' fees	1	1	1
Share option exercises(i)	—	2	—
Shares vesting(i)	11	13	1
Post employment benefits	1	1	1
	15	21	8

(i)	Gains on options realised in the year and the benefit from share awards, calculated by using the share price applicable on the date of exercise of the share options and release of the awards.